Summary of Significant Accounting Policies - Schedule of Calculation of Basic Earnings per Share and Diluted Earnings per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (13,874,513)	$ (3,707,243)
Weighted-average shares used in computing basic and diluted net loss per common share	1,270,033	535,648
Basic and diluted net loss per common share	$ (10.92)	$ (6.92)